Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel

March 27, 2017

Via EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington D.C. 20549

Re:    Principal Exchange-Traded Funds
File Numbers 333-201935, 811-23029
Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A

Dear Mr. Rakestraw,

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), Principal Exchange-Traded Funds (the “Registrant”) is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”).
The Registrant is filing the Amendment to add one new fund: Principal Morley Short Duration Index ETF (formerly known as the Principal Morley Securitized Debt Index ETF). The Registrant filed post-effective amendment number 13 for the Fund on August 18, 2016, pursuant to Rule 485(a) under the 1933 Act and subsequently delayed the Fund's effectiveness. The Amendment takes into account comments of the Staff of the Commission, related to post-effective amendment number 13.
Because other disclosure in the filing has been reviewed with respect to the Registrant’s other ETFs, as well as an initial filing under Rule 485(a) for this ETF, the Registrant requests selective review of the disclosure relevant to the limited changes in the filing (for example, the new ETF’s principal investment strategies, principal risks, annual fund operating expense information and examples). See Release No. 33-6510 (February 15, 1984).
The Registrant will update certain information in a subsequent filing pursuant to Rule 485(b) under the 1933 Act, including, for example the 5% and 25% ownership information.
The Amendment consists of the following:

(1)	Facing Page;

(2)	Part A - a prospectus for Principal Morley Short Duration Index ETF;

(3)	Part B - a Statement of Additional Information for Principal Morley Short Duration Index ETF;

(4)	Part C; and

(5)	Signature pages.

The Registrant is not filing the Amendment to update or amend the prospectuses or statement of additional information for the Registrant’s other series.
Please call me at 515-235-9328 or Britney Schnathorst at 515-235-1209 if you have any questions.
Sincerely,
/s/ Adam U. Shaikh
Adam U. Shaikh
Assistant Counsel, Registrant